                               GUARDIAN PORTFOLIO
                                NEUBERGER BERMAN
                           ADVISERS MANAGEMENT TRUST
                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1999

                                                                    NMATR8070699

PORTFOLIO MANAGERS' COMMENTARY
Neuberger Berman Advisers Management Trust                         June 30, 1999
--------------------------------------------------------------------------------
          Guardian Portfolio
   KEVIN RISEN & RICK WHITE, PORTFOLIO CO-MANAGERS
   The portfolio outperformed its benchmarks, the Russell
1000-Registered Trademark- Value Index and the S&P 500 Index, during the first six months of 1999. The portfolio rose 17.25%, while the Russell 1000 Value rose 12.87% and the S&P 500* rose 12.36%. The portfolio co-managers, Kevin Risen and Rick White, attribute the portfolio's performance to their highly disciplined approach to stock selection and risk management.
   During the first quarter of 1999, the portfolio co-managers focused on implementing the risk management system introduced when White joined the management team in late 1998. This renewed focus on risk caused the managers to harvest gains in stocks that could no longer be considered undervalued after last fall's market rally. The proceeds from these sales were redeployed to other stocks and market sectors that the managers regarded as undervalued. For example, taking profits in the technology sector helped trim some of those positions, which proved timely when many technology stocks subsequently declined. Risen and White also increased the portfolio's exposure to the energy sector in the first part of the year, which benefited the overall performance of the portfolio when oil prices rose in the second quarter.
   During the second quarter of 1999, the value stock universe performed well. This resurgence in performance was due to a distinct change in climate from all of 1998 and early 1999 when the performance of growth based strategies led the markets. One catalyst behind this shift toward value was the improving global economic environment. The value universe of stocks has more cyclical business sensitivity than the growth universe of companies. We believe that improving global economies should continue to support value-based strategies such as those employed by the portfolio.
   Stocks in the energy, capital goods and financials sectors performed strongly in the second quarter.
   During the six month period, the portfolio also received positive contributions from individual holdings in a number of different sectors. Holdings of auto parts manufacturer Lucas Varity, telecommunications company AirTouch (both of which were sold during the period) and financial services firm Bank Boston (1.0% of assets as of June 30, 1999) were targets of acquisitions early in the reporting period.
   During the second quarter, waste management company Republic Services (3.6%) saw its stock price rise in response to strong fundamentals in a consolidating industry. In the health care sector, Wellpoint (3.3%) and Aetna (2.9%) benefited from their leadership positions. Electronic manufacturing outsourcing company SCI Systems (0.8%) rebounded strongly after it was acquired by the fund. And consumer services company Cendant (1.4%) rebounded as it re-positioned and sold-off some of its business units and allocated the proceeds to a shareholder enhancing, stock buy-back program.
   Looking forward, the portfolio co-managers are encouraged by the broadening of the stock market during the second quarter, which stands in stark contrast to the remarkably narrow market of previous quarters. Because Risen and White have continued to seek fundamentally strong companies that have good earnings and are selling at attractive valuations, they remain optimistic about the portfolio's value-based investment strategy.

*12.93% and 33.86% were the average annual total returns for the 1-year and since inception (11/03/97) periods ended June 30, 1999. Neuberger Berman Management Inc. has agreed to absorb certain expenses of the Portfolio. Without this arrangement, which is subject to change, the total returns of the Portfolio would be less. Total return includes reinvestment of dividends and capital gain distributions. Performance data quoted represents past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that the shares, when redeemed, may be worth more or less than their original cost. The performance information does not reflect separate account and insurance company fees and expenses.

 The S&P 500 Index is an unmanaged index generally considered representative of stock market activity. The Russell 1000-Registered Trademark-Index measures the performance of the 1,000 largest companies in the Russell 3000-Registered Trademark- Index (which measures the performance of the 3,000 largest U.S. companies based on total market capitalization). The Russell 1000 Index represents approximately 89% of the total market capitalization of the Russell 3000 Index. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

 Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track, and that individuals cannot invest in any index. Data about the performance of these indices are prepared or obtained by Neuberger Berman Management Inc. and include reinvestment of all dividends and capital gain distributions. The Portfolio may invest in many securities not included in the above-described index.

 The composition, industries and holdings of the Portfolio are subject to change.

 The investments for the Portfolio are managed by the same portfolio manager(s) who manage one or more other mutual funds that have similar names, investment objectives and investment styles as the Portfolio. You should be aware that the Portfolio is likely to differ from the other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolio can be expected to vary from those of the other mutual funds.

 Shares of the separate Portfolios of Neuberger Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of the AMT Portfolios may be purchased only by life insurance companies to be used with their separate accounts that fund variable annuity and variable life insurance policies and by qualified pension and retirement plans.

STATEMENT OF ASSETS AND LIABILITIES
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Guardian Portfolio

                                                       June 30,
                                                         1999
                                                     (UNAUDITED)
                                                    --------------
ASSETS
      Investment in Series, at value (Note A)       $  134,124,758
      Receivable for Trust shares sold                     916,513
      Deferred organization costs (Note A)                   7,260
                                                    --------------
                                                       135,048,531
                                                    --------------
LIABILITIES
      Payable for Trust shares redeemed                    435,967
      Accrued expenses                                      49,096
      Payable to administrator -- net (Note B)              22,372
                                                    --------------
                                                           507,435
                                                    --------------
NET ASSETS at value                                 $  134,541,096
                                                    --------------

NET ASSETS consist of:
      Par value                                     $        8,322
      Paid-in capital in excess of par value           119,880,175
      Accumulated undistributed net investment
       income                                              357,999
      Accumulated net realized losses on
       investment                                         (787,922)
      Net unrealized appreciation in value of
       investment                                       15,082,522
                                                    --------------
NET ASSETS at value                                 $  134,541,096
                                                    --------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares
       authorized)                                       8,321,938
                                                    --------------

NET ASSET VALUE, offering and redemption price per
  share                                                     $16.17
                                                    --------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Guardian Portfolio

                                                      For the
                                                     Six Months
                                                       Ended
                                                      June 30,
                                                        1999
                                                    (UNAUDITED)
                                                    ------------
INVESTMENT INCOME
    Investment income from Series (Note A)          $   896,070
                                                    ------------
    Expenses:
      Administration fee (Note B)                       151,845
      Shareholder reports                                32,846
      Custodian fees                                      4,960
      Legal fees                                          3,433
      Trustees' fees and expenses                         2,716
      Amortization of deferred organization and
       initial offering expenses (Note A)                 1,077
      Auditing fees                                       1,006
      Miscellaneous                                         875
      Expenses from Series (Notes A & B)                328,749
                                                    ------------
        Total expenses                                  527,507
      Expenses reimbursed by administrator and
       reduced by custodian fee expense offset
       arrangement (Note B)                             (20,675)
                                                    ------------
        Total net expenses                              506,832
                                                    ------------
        Net investment income                           389,238
                                                    ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS FROM
  SERIES (NOTE A)
    Net realized gain on investment securities        3,340,168
    Net realized gain on financial futures
     contracts                                        1,709,231
    Change in net unrealized appreciation of
     investment securities and financial futures
     contracts                                       10,901,953
                                                    ------------
        Net gain on investments from Series (Note
        A)                                           15,951,352
                                                    ------------
        Net increase in net assets resulting from
        operations                                  $16,340,590
                                                    ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Guardian Portfolio

                                           Six Months
                                              Ended           Year
                                            June 30,          Ended
                                              1999        December 31,
                                           (UNAUDITED)        1998
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $     389,238   $    290,899
    Net realized gain (loss) on
     investments from Series (Note A)         5,049,399     (5,836,131)
    Change in net unrealized
     appreciation of investments from
     Series (Note A)                         10,901,953      4,162,581
                                          -----------------------------
    Net increase (decrease) in net
     assets resulting from operations        16,340,590     (1,382,651)
                                          -----------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                      (320,622)        (1,976)
                                          -----------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                64,391,606    109,277,613
    Proceeds from reinvestment of
     dividends                                  320,622          1,976
    Payments for shares redeemed            (20,303,087)   (34,350,295)
                                          -----------------------------
    Net increase from Trust share
     transactions                            44,409,141     74,929,294
                                          -----------------------------
NET INCREASE IN NET ASSETS                   60,429,109     73,544,667
NET ASSETS:
    Beginning of period                      74,111,987        567,320
                                          -----------------------------
    End of period                         $ 134,541,096   $ 74,111,987
                                          -----------------------------
    Accumulated undistributed net
     investment income at end of period   $     357,999   $    289,382
                                          -----------------------------

NUMBER OF TRUST SHARES:
    Sold                                      4,298,087      7,993,108
    Issued on reinvestment of dividends          22,951            162
    Redeemed                                 (1,353,193)    (2,693,080)
                                          -----------------------------
    Net increase in shares outstanding        2,967,845      5,300,190
                                          -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger Berman Advisers Management Trust             June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
          Guardian Portfolio

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Guardian Portfolio (the "Fund") is a separate operating series of Neuberger Berman Advisers Management Trust (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is currently comprised of eight separate operating series (the "Funds"). The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each fund belong only to that fund, and the liabilities of each fund are borne solely by that fund and no other.
      The Fund seeks to achieve its investment objective by investing all of its net investable assets in AMT Guardian Investments (the "Series"), a series of Advisers Managers Trust having the same investment objective and policies as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series (100% at June 30, 1999). The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.
2) PORTFOLIO VALUATION: The Fund records its investment in the Series at value. Investment securities held by the Series are valued as indicated in the notes following the Series' Schedule of Investments.
3) TAXES: The Funds are treated as separate entities for U.S. Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for U.S. Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, U.S. Federal income taxes. Accordingly, the Fund paid no U.S. Federal income taxes and no provision for U.S. Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of Series expenses, daily on its investment in the Series. Income dividends and distributions from net realized capital gains, if any, are normally distributed in February. Income dividends and capital gain distributions to shareholders are recorded on the ex-dividend date. To the extent the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($4,490,172, expiring in 2006, determined as of December 31, 1998), it is the policy of the Fund not to distribute such gains.
      The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.
5) ORGANIZATION EXPENSES: Expenses incurred by the Fund in connection with its organization are being amortized on a straight-line basis over a five-year period. At June 30, 1999, the unamortized balance of such expenses amounted to $7,260.

Neuberger Berman Advisers Management Trust             June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
          Guardian Portfolio

6) EXPENSE ALLOCATION: Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributed to a fund are allocated, on the basis of relative net assets, to each of the Funds.
7) OTHER: All net investment income and realized and unrealized capital gains and losses of the Series are allocated pro rata among the Fund and any other investors in the Series.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS
          WITH AFFILIATES:
   Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies.
   The Fund retains Neuberger Berman Management Inc. ("Management") as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement the Fund pays Management an administration fee at the annual rate of 0.30% of the Fund's average daily net assets. The Fund indirectly pays for investment management services through its investment in the Series (see Note B of Notes to Financial Statements of the Series).
   Effective May 1, 1995, the trustees of the Trust adopted a non-fee distribution plan for each series of the Trust.
   Management has voluntarily undertaken to reimburse the Fund for its operating expenses plus its pro rata share of its Series' operating expenses (including the fees payable to Management, but excluding interest, taxes, brokerage commissions, extraordinary expenses, and transaction costs) ("Operating Expenses") which exceed, in the aggregate, 1.00% per annum of the Fund's average daily net assets (the "Expense Limitation"). This undertaking is subject to termination by Management upon at least 60 days' prior written notice to the Fund. For the six months ended June 30, 1999, such excess expenses amounted to $20,010. The Fund has agreed to repay Management through December 31, 1999, for its excess Operating Expenses previously reimbursed by Management, so long as its annual Operating Expenses during that period do not exceed its Expense Limitation.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series. Several individuals who are officers and/or trustees of the Trust are also principals of Neuberger and/or officers and/or directors of Management.
   The Series has an expense offset arrangement in connection with its custodian contract. In addition, in connection with the Securities Lending Agreement between the Series and Morgan Stanley & Co. Incorporated ("Morgan"), Morgan has agreed to reimburse the Series for transaction costs incurred on security lending transactions charged by the custodian through May 31, 1999. The impact of these arrangements, respectively, reflected in the Statement of Operations under the caption Expenses from Series, was a reduction of $473 and $192.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the six months ended June 30, 1999, additions and reductions in the Fund's investment in its Series amounted to $57,305,357 and $13,920,482, respectively.

NOTE D -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of the Fund without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
Neuberger Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Guardian Portfolio(1)
   The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its Series' Financial Statements and notes thereto.(2)

                                                                       Period
                                                                        from
                                                                      November
                                              Six                        3,
                                             Months        Year       1997(3)
                                             Ended        Ended          to
                                            June 30,     December     December
                                              1999         31,          31,
                                            (UNAUDITED)    1998         1997
                                            ----------------------------------
Net Asset Value, Beginning of Period         $13.84       $10.52       $10.00
                                            ----------------------------------
Income from Investment Operations
    Net Investment Income                       .06          .11          .01
    Net Gains or Losses on Securities
 (both realized and unrealized)                2.32         3.22(4)       .51
                                            ----------------------------------
      Total From Investment Operations         2.38         3.33          .52
                                            ----------------------------------
Less Distributions
    Dividends (from net investment
 income)                                       (.05)        (.01)          --
                                            ----------------------------------
Net Asset Value, End of Period               $16.17       $13.84       $10.52
                                            ----------------------------------
Total Return(5)                              +17.25%(6)   +31.67%       +5.20%(6)
                                            ----------------------------------
Ratios/Supplemental Data
    Net Assets, End of Period (in
 millions)                                   $134.5       $ 74.1        $ 0.6
                                            ----------------------------------
    Ratio of Gross Expenses to Average
 Net Assets(7)                                 1.00%(8)     1.00%        1.06%(8)
                                            ----------------------------------
    Ratio of Net Expenses to Average Net
 Assets(9)                                     1.00%(8)     1.00%        1.00%(8)
                                            ----------------------------------
    Ratio of Net Investment Income to
 Average Net Assets                             .77%(8)      .80%         .98%(8)
                                            ----------------------------------

 SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger Berman Advisers Management Trust             June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
          Guardian Portfolio
1) The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Series' income and expenses.
2) The per share amounts which are shown have been computed based on the average number of shares outstanding during each fiscal period.
3) The date investment operations commenced.
4) The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
5) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed certain expenses. The total return information shown does not reflect charges and other expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges and other expenses would reduce the total return for all fiscal periods shown.
6) Not annualized.
7) The Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
8) Annualized.
9) After reimbursement of expenses by Management as described in Note B of Notes to Financial Statements. Had Management not undertaken such action the annualized ratios of net expenses to average daily net assets would have been:

                                                                                            Period from
                                                 Six Months Ended       Year Ended       November 3, 1997
                                                     June 30,          December 31,       to December 31,
                                                       1999                1998                1997
----------------------------------------------------------------------------------------------------------
Net Expenses                                                1.04%             1.14%                30.06%

SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                June 30, 1999 (Unaudited)

--------------------------------------------------------------------------------
          AMT Guardian Investments

  Number                                       Market
of Shares                                     Value(1)
----------                                  ------------
            COMMON STOCKS (86.5%)
BANKING & FINANCIAL (9.3%)
    17,900  Bank of America                 $  1,312,294
    74,000  Bank One                           4,407,625
    26,700  BankBoston Corp.                   1,365,037
    32,000  Chase Manhattan                    2,772,000
    60,600  Wells Fargo                        2,590,650
                                            ------------
                                              12,447,606
                                            ------------
BASIC MATERIALS (1.6%)
    29,500  Lyondell Chemical                    608,438
    50,200  Millennium Chemicals               1,182,837
     7,700  Monsanto Co.                         303,669
                                            ------------
                                               2,094,944
                                            ------------
CAPITAL GOODS (6.4%)
     5,100  Emerson Electric                     320,662
   192,400  Republic Services                  4,761,900
    23,100  SCI Systems                        1,097,250
    43,900  Waste Management                   2,359,625
                                            ------------
                                               8,539,437
                                            ------------
COMMUNICATION SERVICES (6.3%)
    30,700  AT&T Corp.                         1,713,444
    28,400  Bell Atlantic                      1,856,650
     9,330  Frontier Corp.                       550,470
     5,300  GTE Corp.                            401,475
    46,300  MCI WorldCom                       3,984,694
                                            ------------
                                               8,506,733
                                            ------------
CONSUMER CYCLICALS (10.4%)
    20,400  AutoZone, Inc.                       614,550
     7,700  Carnival Corp.                       373,450
    91,400  Cendant Corp.                      1,873,700
    13,300  Federated Department Stores          704,069
    44,100  Furniture Brands International     1,229,287
    33,000  General Motors                     2,178,000
    50,900  Lear Corp.                         2,532,275
    11,400  Lowe's Cos.                          646,238
    90,600  Office Depot                       1,998,863

  Number                                       Market
of Shares                                     Value(1)
----------                                  ------------
    19,300  Payless ShoeSource              $  1,032,550
    15,900  Tandy Corp.                          777,112
                                            ------------
                                              13,960,094
                                            ------------
CONSUMER STAPLES (8.0%)
    75,600  CBRL Group                         1,308,825
    18,000  Chancellor Media                     992,250
    24,800  Keebler Foods                        753,300
    43,000  Kimberly-Clark                     2,451,000
    31,100  McDonald's Corp.                   1,284,819
     9,100  MediaOne Group                       676,813
    34,700  Philip Morris                      1,394,506
    43,000  Rite Aid                           1,058,875
    35,300  Sara Lee                             800,869
                                            ------------
                                              10,721,257
                                            ------------
ENERGY (6.1%)
    19,800  Amerada Hess                       1,178,100
     6,000  Chevron Corp.                        571,125
    25,500  Halliburton Co.                    1,153,875
    12,000  Mobil Corp.                        1,188,000
    11,400  Royal Dutch Petroleum -- NY
            Shares                               686,850
     8,300  Schlumberger Ltd.                    528,606
    25,900  Texaco Inc.                        1,618,750
    74,100  Union Pacific Resources Group      1,208,756
                                            ------------
                                               8,134,062
                                            ------------
FINANCIAL SERVICES (14.6%)
    30,800  Associates First Capital           1,364,825
    73,800  Capital One Financial              4,109,737
    40,150  Citigroup Inc.                     1,907,125
   114,400  Conseco, Inc.                      3,482,050
    21,800  Goldman Sachs                      1,575,050
    38,300  Hartford Financial Services
            Group                              2,233,369
    12,700  Morgan Stanley Dean Witter         1,301,750
    28,400  Nationwide Financial Services      1,285,100
     6,550  Progressive Corp.                    949,750
    31,100  SLM Holding                        1,424,769
                                            ------------
                                              19,633,525
                                            ------------

Advisers Managers Trust                                June 30, 1999 (Unaudited)

--------------------------------------------------------------------------------

          AMT Guardian Investments

  Number                                       Market
of Shares                                     Value(1)
----------                                  ------------
HEALTH CARE (7.6%)
    43,900  Aetna Inc.                      $  3,926,306
    33,500  American Home Products             1,926,250
    51,800  Wellpoint Health Networks          4,396,525
                                            ------------
                                              10,249,081
                                            ------------
TECHNOLOGY (13.7%)
    47,600  Compaq Computer                    1,127,525
    34,300  Computer Associates                1,886,500
     7,000  Gateway Inc.                         413,000
    16,600  Hewlett-Packard                    1,668,300
    25,200  IBM                                3,257,100
    23,800  Micron Technology                    959,437
    28,900  Plantronics, Inc.                  1,882,113
    45,800  Rational Software                  1,508,538
    17,800  Sun Microsystems                   1,225,975
    11,200  Teradyne, Inc.                       803,600
     9,900  Texas Instruments                  1,435,500
    38,100  Xerox Corp.                        2,250,281
                                            ------------
                                              18,417,869
                                            ------------
TRANSPORTATION (2.5%)
    19,300  AMR Corp.                          1,317,225
    20,000  Burlington Northern Santa Fe         620,000
    19,100  Continental Airlines Class B         718,637
    19,900  Northwest Airlines                   646,750
                                            ------------
                                               3,302,612
                                            ------------
            TOTAL COMMON STOCKS
            (COST $101,483,872)              116,007,220
                                            ------------
            PREFERRED STOCKS (1.5%)
    62,600  News Corp. ADR
            (COST $1,763,524)                  1,975,812
                                            ------------
Principal                                      Market
  Amount                                      Value(1)
----------                                  ------------
            U.S. TREASURY SECURITIES
            (10.4%)
$14,050,000 U.S. Treasury Bills, 4.32%,
            due 8/19/99  (COST
            $13,967,482)                    $ 13,967,482(2)
                                            ------------
            REPURCHASE AGREEMENTS (0.2%)
   250,000  State Street Bank and Trust
            Co. Repurchase Agreement,
            4.70%, due 7/1/99, dated
            6/30/99, Maturity Value
            $250,033, Collateralized by
            $250,000 U.S. Treasury Bonds,
            6.375%, due 8/15/27
            (Collateral Value $258,795)
             (COST $250,000)                     250,000(2)
                                            ------------
            SHORT-TERM INVESTMENTS (3.0%)
 3,500,000  Gannett Co., Inc., 5.10%, due
            7/6/99                             3,497,521
   594,136  N&B Securities Lending Quality
            Fund, LLC                            594,136
                                            ------------
            TOTAL SHORT-TERM INVESTMENTS
            (COST $4,091,657)                  4,091,657(2)
                                            ------------
            TOTAL INVESTMENTS (101.6%)
            (COST $121,556,535)              136,292,171(3)
            Liabilities, less cash,
            receivables and other assets
            [(1.6%)]                          (2,167,412)
                                            ------------
            TOTAL NET ASSETS (100.0%)       $134,124,759
                                            ------------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
          AMT Guardian Investments
1) Investment securities of the Series are valued at the latest sales price; securities for which no sales were reported, unless otherwise noted, are valued at the mean between the closing bid and asked prices. The Series values all other securities by a method the trustees of Advisers Managers Trust believe accurately reflects fair value. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using current exchange rates. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.
2) At cost, which approximates market value.
3) At June 30, 1999, the cost of investments for U.S. Federal income tax purposes was $121,958,628. Gross unrealized appreciation of investments was $16,469,952 and gross unrealized depreciation of investments was $2,136,409, resulting in net unrealized appreciation of $14,333,543, based on cost for U.S. Federal income tax purposes.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Guardian Investments

                                                       June 30,
                                                         1999
                                                     (UNAUDITED)
                                                    --------------
ASSETS
      Investments in securities, at market value*
       (Note A) -- see Schedule of Investments      $  136,292,171
      Cash                                                   6,785
      Receivable for variation margin (Note A)             255,100
      Dividends and interest receivable                    137,551
      Deferred organization costs (Note A)                   9,451
      Prepaid expenses and other assets                        469
                                                    --------------
                                                       136,701,527
                                                    --------------
LIABILITIES
      Payable for securities purchased                   1,873,416
      Payable for collateral on securities loaned
       (Note A)                                            594,136
      Payable to investment manager (Note B)                56,671
      Accrued expenses and other payables                   52,545
                                                    --------------
                                                         2,576,768
                                                    --------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $  134,124,759
                                                    --------------

NET ASSETS consist of:
      Paid-in capital                               $  119,042,237
      Net unrealized appreciation in value of
       investment securities and financial futures
       contracts (Note A)                               15,082,522
                                                    --------------
NET ASSETS                                          $  134,124,759
                                                    --------------
*Cost of investments                                $  121,556,535
                                                    --------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Guardian Investments

                                                      For the
                                                     Six Months
                                                       Ended
                                                      June 30,
                                                        1999
                                                    (UNAUDITED)
                                                    ------------
INVESTMENT INCOME
    Income:
      Dividend income                               $   459,184
      Interest income                                   440,487
      Foreign taxes withheld (Note A)                    (3,601)
                                                    ------------
        Total income                                    896,070
                                                    ------------
    Expenses:
      Investment management fee (Note B)                278,487
      Custodian fees (Note B)                            35,897
      Accounting fees                                     4,959
      Auditing fees                                       3,179
      Trustees' fees and expenses                         2,681
      Legal fees                                          1,899
      Amortization of deferred organization and
       initial offering expenses (Note A)                 1,401
      Insurance expense                                     244
      Miscellaneous                                           2
                                                    ------------
        Total expenses                                  328,749
      Expenses reduced by custodian fee expense
       offset arrangement (Note B)                         (665)
                                                    ------------
        Total net expenses                              328,084
                                                    ------------
        Net investment income                           567,986
                                                    ------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    Net realized gain on investment securities
     sold                                             3,340,168
    Net realized gain on financial futures
     contracts (Note A)                               1,709,231
    Change in net unrealized appreciation of
     investment securities and financial futures
     contracts (Note A)                              10,901,953
                                                    ------------
        Net gain on investments                      15,951,352
                                                    ------------
        Net increase in net assets resulting from
        operations                                  $16,519,338
                                                    ------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Guardian Investments

                                           Six Months
                                              Ended           Year
                                            June 30,          Ended
                                              1999        December 31,
                                           (UNAUDITED)        1998
                                          -----------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $     567,986   $    394,595
    Net realized gain (loss) on
     investments                              5,049,399     (5,836,131)
    Change in net unrealized
     appreciation of investments             10,901,953      4,162,581
                                          -----------------------------
    Net increase (decrease) in net
     assets resulting from operations        16,519,338     (1,278,955)
                                          -----------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                                57,305,357    102,739,538
    Reductions                              (13,920,482)   (27,803,723)
                                          -----------------------------
    Net increase in net assets resulting
     from transactions in investors'
     beneficial interests                    43,384,875     74,935,815
                                          -----------------------------
NET INCREASE IN NET ASSETS                   59,904,213     73,656,860
NET ASSETS:
    Beginning of period                      74,220,546        563,686
                                          -----------------------------
    End of period                         $ 134,124,759   $ 74,220,546
                                          -----------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Advisers Managers Trust                                June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
          AMT Guardian Investments

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: AMT Guardian Investments (the "Series") is a separate operating series of Advisers Managers Trust ("Managers Trust"), a New York common law trust organized as of May 24, 1994. Managers Trust is currently comprised of eight separate operating series. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Series' Schedule of Investments.
3) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Series becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of original issue discount, where applicable, and accretion of discount on short-term investments, is recorded on the accrual basis. Realized gains and losses from securities transactions are recorded on the basis of identified cost.
4) TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code. Each series of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each series will be treated as a partnership for U.S. Federal income tax purposes and is therefore not subject to U.S. Federal income tax.
5) FOREIGN TAXES: Foreign taxes withheld represent amounts withheld by foreign tax authorities, net of refunds recoverable.
6) ORGANIZATION EXPENSES: Expenses incurred by the Series in connection with its organization are being amortized on a straight-line basis over a five-year period. At June 30, 1999, the unamortized balance of such expenses amounted to $9,451.
7) EXPENSE ALLOCATION: Expenses directly attributable to a series are charged to that series. Expenses not directly attributed to a series are allocated, on the basis of relative net assets, to each of the series of Managers Trust.
8) FINANCIAL FUTURES CONTRACTS: The Series may buy and sell financial futures contracts to hedge against a possible decline in the value of the Series' securities and/or for purposes of managing cash flow. At the time the Series enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or liquid securities, known as "initial margin," ranging upward from 1.1% of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Series as unrealized gains or losses.
      Although some financial futures contracts by their terms call for actual delivery or acceptance of financial instruments, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching

Advisers Managers Trust                                June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
          AMT Guardian Investments
   financial futures contracts. When the contracts are closed, the Series recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities.
      For U.S. Federal income tax purposes, the futures transactions undertaken by the Series may cause the Series to recognize gains or losses from marking to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Series. Also, the Series' losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating the Series' taxable income.
      At June 30, 1999, open positions in financial futures contracts were as follows:

                                                                                                            UNREALIZED
EXPIRATION                                                  OPEN CONTRACTS                    POSITION      APPRECIATION
---------------------------------------------------------------------------------------------------------------------
September 1999                                            40 S&P 500 Futures                    Long        $346,886

       At June 30, 1999, the Series had deposited $1,400,000 U.S. Treasury Bills, 4.32%, due 8/19/99, in a segregated account to cover margin requirements on open financial futures contracts.
9) SECURITY LENDING: Securities loans involve certain risks in the event a borrower should fail financially, including delays or inability to recover the lent securities or foreclose against the collateral. The investment manager, under the general supervision of Managers Trust's Board of Trustees, monitors the creditworthiness of the parties to whom the Series makes security loans. The Series will not lend securities on which covered call options have been written, or lend securities on terms which would prevent investors from qualifying as a regulated investment company. The Series entered into a Securities Lending Agreement with Morgan Stanley & Co. Incorporated ("Morgan"). The Series receives cash collateral equal to at least 100% of the current market value of the loaned securities. The Series invests the cash collateral in the N&B Securities Lending Quality Fund, LLC ("investment vehicle"), which is managed by State Street Bank and Trust Company pursuant to guidelines approved by Managers Trust's investment manager. Income earned on the investment vehicle is paid to Morgan monthly. The Series receives a fee, payable monthly, negotiated by the Series and Morgan, based on the number and duration of the lending transactions. At June 30, 1999, the value of the securities loaned and the value of the collateral were $582,487 and $594,136, respectively.
10) REPURCHASE AGREEMENTS: The Series may enter into repurchase agreements with institutions that the Series' investment manager has determined are creditworthy. Each repurchase agreement is recorded at cost. The Series requires that the securities purchased in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the Series to obtain those securities in the event of a default under the repurchase agreement. The Series monitors, on a daily basis, the value of the securities transferred to ensure that their value, including accrued interest, is greater than amounts owed to the Series under each such repurchase agreement.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   The Series retains Neuberger Berman Management Inc. ("Management") as its investment manager under a Management Agreement. For such investment management services, the Series pays Management a fee at the annual

Advisers Managers Trust                                June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
          AMT Guardian Investments
rate of 0.55% of the first $250 million of the Series' average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, and 0.425% of average daily net assets in excess of $1.5 billion.
   All of the capital stock of Management is owned by individuals who are also principals of Neuberger Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to the Series. Neuberger is retained by Management to furnish it with investment recommendations and research information without added cost to the Series. Several individuals who are officers and/or trustees of Managers Trust are also principals of Neuberger and/or officers and/or directors of Management.
   The Series has an expense offset arrangement in connection with its custodian contract. In addition, in connection with the Securities Lending Agreement between the Series and Morgan, Morgan has agreed to reimburse the Series for transaction costs incurred on security lending transactions charged by the custodian through May 31, 1999. The impact of these arrangements, respectively, reflected in the Statement of Operations under the caption Custodian fees, was a reduction of $473 and $192.

NOTE C -- SECURITIES TRANSACTIONS:
   During the six months ended June 30, 1999, there were purchase and sale transactions (excluding short-term securities and financial futures contracts) of $86,932,992 and $38,434,468, respectively.
   During the six months ended June 30, 1999, brokerage commissions on securities transactions amounted to $130,342, of which Neuberger received $61,565, and other brokers received $68,777.

NOTE D -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of the Series without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Guardian Investments

                                                                       Period
                                                                        from
                                                                      November
                                              Six                        3,
                                             Months        Year       1997(1)
                                             Ended        Ended          to
                                            June 30,     December     December
                                              1999         31,          31,
                                            (UNAUDITED)    1998         1997
                                            ----------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses(2)                           .65%(3)      .71%        9.59%(3)
                                            ----------------------------------
    Net Expenses                                .65%(3)      .71%        9.53%(3)
                                            ----------------------------------
    Net Investment Income (Loss)               1.12%(3)     1.09%       (7.55%)(3)
                                            ----------------------------------
Portfolio Turnover Rate                          45%         197%          12%
                                            ----------------------------------
Net Assets, End of Period (in millions)      $134.1        $74.2         $0.6
                                            ----------------------------------

1) The date investment operations commenced.

2) The Series is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

3) Annualized.

                                       17